As filed with the Securities and Exchange Commission on December 9, 2005

Registration No. 333-106653

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC File #811-09389

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 39	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE & ANNUITY COMPANY
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

     It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on December 12, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on __________________, pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Performer 500-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000306, as filed on April 28, 2005, and in Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000559, as filed on August 1, 2005, and incorporated by reference herein.)

Supplement to Prospectus Dated May 1, 2005 for
Pacific Select Exec II-NY, Pacific Select Exec III-NY and Pacific Select Performer 500-NY
Flexible Premium Variable Life Insurance Policies, and
Pacific Select Estate Preserver-NY Last Survivor Flexible Premium Variable Life Insurance Policy
(each a “policy”) Issued by Pacific Life & Annuity Company (“PL&A”)
You’ll find an explanation of what terms mean in your policy prospectus or in the prospectuses for the funds underlying the available investment options. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the accompanying supplement and the Pacific Select Fund prospectus. You should read the prospectuses carefully.

Policy basics is changing	The following replaces the first paragraph of Timing of payments, forms and requests: Effective date:

Once your policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the appropriate mailing address that appears on the back cover of this prospectus. Any application, premium payment, form, request or any other correspondence sent to any PL&A address other than to the proper mailing address appearing on the back cover, will not be deemed received in proper order and may result in a processing delay.

The Blue Chip portfolio has a new manager	Effective January 1, 2006, Loomis, Sayles & Company, L.P. will be the portfolio manager of the Blue Chip portfolio.

The name of the Blue Chip portfolio is changing	Effective January 1, 2006, the Blue Chip variable investment option will change its name to Large-Cap Growth variable investment option.

This new name reflects the change in name of the underlying portfolio of Pacific Select Fund. Throughout the prospectus or supplement thereof, any reference to the Blue Chip portfolio, variable account or variable investment option is changed to refer to the Large-Cap Growth portfolio, variable account or variable investment option.

Your investment options is changing	The following replaces the information regarding the Blue Chip portfolio in the chart appearing in Variable investment options:

PACIFIC SELECT FUND	INVESTMENT GOAL	THE PORTFOLIO'S MAIN	PORTFOLIO
PORTFOLIO		INVESTMENTS	MANAGER
Large-Cap Growth	Long-term growth of capital. (Current income is of secondary importance.)	Equity securities of large-capitalization growth companies.	Loomis, Sayles & Company, L.P.

About Pacific Life is changing	The following is added to Distribution arrangements:

We may agree to reduce or waive some or all of the policy charges and/or credit additional amounts under our policies, for a policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to policies owned by eligible persons if such policies are purchased directly through PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/dealer nor will commissions be payable to any broker/dealer in connection
Supplement dated December 12, 2005

with such purchases. Eligible persons must contact us directly with servicing questions, policy changes and other matters relating to their policies. The amount credited to policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible person’s policy after the free look transfer date has occurred, or, if premiums are paid using the monthly electronic funds transfer plan, on the first policy anniversary.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998 /1/

	(b)	Memorandum Establishing Separate Account /1/

(2)	Inapplicable

(3)	(a)	Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc. /1/

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /1/

(4)	(a)	Flexible Premium Variable Life Insurance Policy /1/

	(b)	Added Protection Benefit Rider (Form R98-APB NY) /1/

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

(6)	(a)	Bylaws of PL&A /1/

	(b)	Articles of Incorporation of PM Group Life Insurance Company /1/

	(c)	Amended & Restated Articles of Incorporation for PM Group Life Insurance Company /1/

(7)	Form of Reinsurance Contract /1/

(8)	(a)	Form of Participation Agreement between PL&A and Pacific Select Fund /1/

	(b)	Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life) /1/

	(c)	M Fund, Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life Annuity & Company /2/

	(d)	Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company /3/

	(e)	Addendum to Participation Agreement with Merrill Lynch Variable Series Funds, Inc. and FAM Distributors, Inc. /5/

	(f)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Fidelity Distributors Corporation /6/

	(g)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc. and FAM Distributors, Inc. /7/

	(h)	Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. /8/

	(i)	Participation Agreement with Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Corporation /9/

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered /1/

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm /4/

	(b)	Consent of Dechert /4/

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

(18)	Powers of Attorney /1/

/1/	Filed as part of Registration Statement on Form N-6 filed via EDGAR on June 30, 2003, File No. 333-106653, Accession Number 0001017062-03-001479.

/2/	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-106653, Accession No. 0001193125-04-008917.

/3/	Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248.

/4/	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 via EDGAR on April 28, 2005, File No. 333-106653, Accession No. 0000892569-05-000306.

/5/	Filed as Exhibit 8(h) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

/6/	Filed as Exhibit 8(i) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

/7/	Filed as Exhibit 8(j) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

/8/	Filed as Exhibit 8(k) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

/9/	Filed as Exhibit 8(l) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

Item 28. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President, Controller and Chief Accounting Officer
James T. Morris	Executive Vice President and Chief Insurance Officer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware StockHolding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. Of this Agreement. Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by

Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A, Separate Account B and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Peter S. Deering	Director & SVP, Strategic Growth
John L. Dixon	Director & President
Adrian S. Griggs	Director, VP & Chief Financial Officer
Gerald W. Robinson	Director, Chairman & Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP & Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Michael S. Graham	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP & Treasurer
Audrey L. Milfs	VP & Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance
Jane M. Guon	Assistant Secretary
Gail H. McIntosh	Assistant Secretary
Julia C. McKinney	Assistant Secretary
Michael T. McLaughlin	Assistant Secretary
Cheryl L. Tobin	Assistant Secretary
Stephen J. Toretto	Assistant Secretary

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

		(3)
(1)	(2)	Compensation on
Name of	Net Underwriting	Events Occasioning	(4)	(5)
Principal	Discounts and	the Deduction of a	Brokerage	Other
Underwriter	Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 9th day of December, 2005.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY: PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

Thomas C. Sutton* Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 in the Registration Statement filed on June 30, 2003 on Form N-6 for the Pacific Select Exec Separate Account, File No. 333-106653, Accession No. 0001017062-03-001479, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life & Annuity Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 9th day of December, 2005.

BY: PACIFIC LIFE & ANNUITY COMPANY
(Registrant)

By:

Thomas C. Sutton* Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael as attorney-in-fact

     (Powers of Attorney are contained as Exhibit 18 in the Registration Statement filed on June 30, 2003 on Form N-6 for the Pacific Select Exec Separate Account, File No. 333-106653, Accession No. 0001017062-03-001479, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2005

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2005

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2005

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2005

James T. Morris*	Executive Vice President and Chief Insurance Officer	, 2005

Brian D. Klemens*	Vice President and Treasurer	, 2005

*By:	/s/ DAVID R. CARMICHAEL

	David R. Carmichael as attorney-in-fact	December 9, 2005

(Powers of Attorney are contained as Exhibit 18 in the Registration Statement filed on June 30, 2003 on Form N-6 of Pacific Select Exec Separate Account, File No. 333-106653, Accession No. 0001017062-03-001479, and incorporated by reference herein.)